Condensed statements of income (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income (expenses)
Operating income		R$ 4,253,266
Discontinued operations
Net income	R$ 5,048,602	3,909,750	R$ 2,062,869
Companhia Paranaense De Energia Copel [Member]
Operating revenues (expenses)
General and administrative expenses	(126,172)	(79,762)	(59,907)
Other revenues (expenses), net	(86,344)	(24,423)	1,244
Result of equity in investees	3,689,345	3,551,254	2,177,629
Operating income before financial results	3,476,829	3,447,069	2,118,966
Financial income (expenses)
Financial revenues	304,809	335,485	209,679
Financial expenses	(112,332)	(86,076)	(235,033)
Operating income	3,669,306	3,696,478	2,093,612
Income tax and social contribution
Income tax and social contribution	67,641		(21,195)
Deferred income tax and social contribution	30,250	127,503	5,850
Net income from continuing operations	3,767,197	3,823,981	2,078,267
Discontinued operations
Net income (loss) from discontinued operations	1,185,376	80,221	(88,321)
Net income	R$ 4,952,573	R$ 3,904,202	R$ 1,989,946
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Common shares	R$ 1.20448	R$ 1.33430	R$ 0.72523
Class A preferred shares	1.41173	1.76982	0.89086
Class B preferred shares	1.50668	1.46773	0.79778
Common shares	1.61429	1.36229	0.69440
Class A preferred shares	1.86252	1.80062	0.85790
Class B preferred shares	R$ 1.95747	R$ 1.49852	R$ 0.76388